FAIR VALUE MEASUREMENT - Market Valuation Adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit and funding valuation adjustments contra-liability (contra-asset)
Counterparty CVA	$ (705)	$ (800)
Asset FVA	(433)	(525)
Citigroup (own credit) CVA	379	403
Liability FVA	110	67
Total CVA and FVA—derivative instruments	(649)	(855)
Credit, Funding and Debt Valuation Adjustments Gain (Loss) [Abstract]
Counterparty CVA	79	(101)	$ 149
Asset FVA	96	(95)	13
Own credit CVA	(33)	133	(131)
Liability FVA	(22)	(6)	(63)
Total CVA and FVA—derivative instruments	120	(69)	(32)
DVA related to own FVO liabilities	296	(616)	(1,473)
Total CVA, FVA and FVO DVA	$ 416	$ (685)	$ (1,505)